UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [    ] is a restatement
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rampart Investment Management Company, Inc.
Address:	One International Place, 23rd Floor
		Boston, MA 02110

13F File Number: 28-02301

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of reporting Manager:

Name:		Debbie L. Cancela
Title:		Vice-President
Phone:		(617) 342-6900
Signature, Place, and Date of Signing:

	Debbie L. Cancela		Boston, Massachusetts	January 24, 2000

Report Type (Check only one.):

[ XX ]		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		1

Form 13F Information Table Value Total:		$33,913


List of Other Included Managers:

No.		13F File Number		Name
n/a

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR TR UNIT SER 1             com              78462F103    33913 230900.00SH       SOLE                230900.00